Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
- Delivery of M/V “Alexandros P”	$ 23,869,382
- Depreciation for the year	(5,422,155)	$ (4,786,272)	$ (3,828,634)
Net Book Value	81,979,636
Net Book Value	110,637,462	81,979,636
Vessels [Member]
Costs	103,039,369	80,712,825
- Capitalized expenses		15,146
Costs	137,119,350	103,039,369	80,712,825
Accumulated Depreciation	(21,059,733)	(16,273,461)
- Depreciation for the year	(5,422,155)	(4,786,272)
Accumulated Depreciation	(26,481,888)	(21,059,733)	(16,273,461)
Net Book Value	81,979,636	64,439,364
Net Book Value	110,637,462	81,979,636	$ 64,439,364
M/V “Alexandros P” Vessels [Member]
- Delivery of M/V “Alexandros P”		17,807,934
M/V “Tasos” Vessels [Member]
- Delivery of M/V “Alexandros P”		$ 4,503,464
M/V “Ekaterini” Vessels [Member]
- Delivery of M/V “Alexandros P”	23,869,382
M/V “Starlight” Vessels [Member]
- Delivery of M/V “Alexandros P”	$ 10,210,599